Share-Based Compensation Plans - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share units outstanding expected to vest | shares	653,210
Weighted average grant date fair value of shares expected to vest | $ / shares	$ 17.34
Weighted average remaining vesting period of shares expected to vest	12 months
Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share units outstanding expected to vest | shares	112,079
Weighted average grant date fair value of shares expected to vest | $ / shares	$ 9.50
Weighted average remaining vesting period of shares expected to vest	12 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Company's issued and outstanding shares	8.00%
Maximum [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Minimum [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year